Offerings - Offering: 1	Oct. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Share, par value $0.0001 per share
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 14,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,985.19
Offering Note	There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).